Changes in Other Comprehensive Income (Loss) (Tables)	3 Months Ended
Mar. 31, 2013
Component of Changes in OCI, net of Taxes

The following tables show the changes in OCI, net of taxes, by component as of and for the periods indicated:

(Amounts in millions)	Net unrealized investment gains (losses) (1)	Derivatives qualifying as hedges (2)	Foreign currency translation and other adjustments (3)	Total
Balances as of January 1, 2013	$2,638	$1,909	$655	$5,202
OCI before reclassifications	(216)	(102)	(104)	(422)
Amounts reclassified from OCI	25	(8)	—	17

Current period OCI	(191)	(110)	(104)	(405)

Balance as of March 31, 2013 before noncontrolling interests	2,447	1,799	551	4,797

Less: change in OCI attributable to noncontrolling interests	4	—	(31)	(27)

Balances as of March 31, 2013	$2,443	$1,799	$582	$4,824

(1)	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
(2)	See note 5 for additional information.
(3)

Balance included $26 million, net of $13 million of taxes, related to a net unrecognized postretirement benefit obligation as of March 31, 2013. Amount also included $52 million of taxes related to foreign currency translation adjustments as of March 31, 2013.

(Amounts in millions)	Net unrealized investment gains (losses) (1)	Derivatives qualifying as hedges (2)	Foreign currency translation and other adjustments (3)	Total
Balances as of January 1, 2012	$1,485	$2,009	$553	$4,047
OCI before reclassifications	(164)	(322)	116	(370)
Amounts reclassified from OCI	—	(7)	—	(7)

Current period OCI	(164)	(329)	116	(377)

Balance as of March 31, 2012 before noncontrolling interests	1,321	1,680	669	3,670

Less: change in OCI attributable to noncontrolling interests	(6)	—	20	14

Balances as of March 31, 2012	$1,327	$1,680	$649	$3,656

(1)	Net of adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves. See note 4 for additional information.
(2)	See note 5 for additional information.
(3)

Balance included $20 million, net of $11 million of taxes, related to a net unrecognized postretirement benefit obligation as of March 31, 2012. Amount also included $48 million of taxes related to foreign currency translation adjustments as of March 31, 2012.

Reclassifications out of Accumulated Other Comprehensive Income (Loss) net of Taxes

The following table shows reclassifications out of accumulated other comprehensive income (loss), net of taxes, for the periods presented:

	Amount reclassified from accumulated other comprehensive income		Affected line item in the consolidated statements of income
	Three months ended March 31,
(Amounts in millions)	2013	2012
Net unrealized investment gains (losses):
Unrealized gains (losses) on investments (1)	$38	$—	Net investment gains (losses)
Provision for income taxes	(13)	—	Provision for income taxes

Total	$25	$—

Derivatives qualifying as hedges:
Interest rate swaps hedging assets	$(9)	$(9)	Net investment income
Interest rate swaps hedging assets	—	(1)	Net investment gains (losses)
Interest rate swaps hedging liabilities	(1)	—	Interest expense
Inflation indexed swaps	(3)	—	Net investment income
Provision for income taxes	5	3	Provision for income taxes

Total	$(8)	$(7)

(1)	Amounts exclude adjustments to deferred acquisition costs, present value of future profits, sales inducements and benefit reserves.